Financing Obligations (Senior Secured Notes) (Details) - USD ($) $ in Millions			12 Months Ended
	Apr. 03, 2017	Mar. 27, 2014	Dec. 31, 2017	Dec. 31, 2016
Debt and Financing Obligations [Line Items]
Borrowings			$ 7.5	$ 304.9
Payments for redemption of senior secured notes			327.2	0.0
Interest expense on debt instruments issued			12.2	24.4
Senior Secured Notes [Member]
Debt and Financing Obligations [Line Items]
Borrowings			$ 0.0	$ 297.6
Offering price as percent of par		96.524%
Proceeds from issuance of secured debt		$ 304.1
Redemption price as percent of par	103.875%
Payments for redemption of senior secured notes	$ 327.2
Interest expense on debt instruments issued	12.2
Pre-tax loss related to redemption of debt instruments	29.1
Deferred tax assets, redemption of debt instruments	$ 7.3
Gross carrying amount [member] | Senior Secured Notes [Member]
Debt and Financing Obligations [Line Items]
Borrowings		$ 315.0